NOTE 13 - COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
NOTE 13 - COMMITMENTS AND CONTINGENCIES

NOTE 11 - COMMITMENTS AND CONTINGENCIES

During each of the nine months ended September 30, 2021 and 2020, the Company paid $8,153 for its rented premises in Dunfermline, Scotland. The 12-month lease was renewed in March 2021 for twelve months, at a monthly rate of $1,000, and is exempt from ASC 842 lease accounting due to its short term.

During the nine months ended September 30, 2021 and 2020, the Company paid $600 and $0 for use of premises in New York, New York. The 12-month agreement was signed in August 2021 for twelve months, at a monthly rate of $200, and is exempt from ASC 842 lease accounting due to its short term.

See Note 12 – Subsequent Events for a description of our commitments to various officers, directors, and consultants entered into after September 30, 2021.

NOTE 13 - COMMITMENTS AND CONTINGENCIES

In 2020 and 2019, the Company paid $10,800 and $5,650, respectively, for its rented premises in Dunfermline, Scotland. The 12-month lease was renewed in March 2020 for twelve months, at a monthly rate of $1,000, and is exempt from ASC 842 lease accounting due to its short term.

See Note 14 – Subsequent Events for a description of our commitments to various officers, directors, and consultants entered into after December 31, 2021.